SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
SHAREHOLDERS' EQUITY [Abstract]
Composition of Shares Capital
December 31, 2013		December 31, 2014
Authorized	Issued and outstanding	Authorized	Issued and outstanding

Number of shares

500,000,000	37,493,217	500,000,000	38,419,193

Total Share-Based Compensation Expense
	Year ended December 31,
	2012	2013	2014

Cost of revenues	$105	$490	$1,004
Research and development	553	3,149	6,594
Sales and marketing	101	1,185	2,533
General and administrative	261	2,230	3,806

Total share-based compensation expense	$1,020	$7,054	$13,937

	Year ended December 31,
	2012	2013	2014

Employees	$950	$6,573	$13,804
Non-employees consultants	70	481	133

Total share-based compensation expense	$1,020	$7,054	$13,937

Schedule of Stock Options Granted to Employees Activity
	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Balance as of December 31, 2013	10,923,169	$2.68	8.35	$263,982

Granted	1,406,707	$20.12
Exercised	(897,451)	$1.05
Forfeited	(346,747)	$13.38

Balance as of December 31, 2014	11,085,678	$4.67	7.71	$182,755

Exercisable as of December 31, 2014	5,525,070	$1.71	6.70	$106,622

Vested and expected to vest as of December 31, 2014	10,529,617	$4.52	7.66	$175,142

Schedule of Stock Option Valuation Assumptions - Compensation to Employees
	Year ended December 31,
	2012	2013	2014

Expected volatility	70%	58%-65%	58.1%-63.3%
Expected dividends	0%	0%	0%
Expected term (in years)	6.11	1.6-6.2	5.8-6.1
Risk free rate	1%-1.6%	0.2%-2.6%	1.7%-2.1%

Summary of Options Data
	Year ended December 31,
	2012	2013	2014

Weighted-average grant date fair value of options granted	$2.17	$8.80	$11.28
Total intrinsic value of the options exercised	$723	$28,151	$17,844
Total fair value of shares vested	$835	$5,118	$11,991

Schedule of Options Outstanding and Exercisable
Exercise price (Range)	Options outstanding as of December 31, 2014	Weighted average remaining contractual term	Options exercisable as of December 31, 2014	Weighted average remaining contractual term
		(years)		(years)

0.003-1.05	6,542,497	7.00	4,361,930	6.27
2.33-5.80	1,100,284	8.00	503,701	7.89
7.33-10.12	1,698,991	8.55	517,878	8.56
16.19-18.61	1,203,406	9.42	130,751	8.99
20.05-22.79	230,300	9.47	3,186	8.92
25.14-28.14	310,200	9.15	7,624	9.03

	11,085,678	7.71	5,525,070	6.70

Schedule Stock Options Outstanding and Exercisable to Non-Employees
	Options
	outstanding		Exercisable
	as of		as of
Issuance	December 31,	Exercise	December 31,	Exercisable
date	2014	price	2014	Through

September 9, 2007	5,293	0.3	5,293	September 9, 2017
November 21, 2008	3,570	0.16	3,570	November 21, 2018
May 12, 2009	6,750	0.16	6,750	May 12, 2019
January 25, 2011	33,000	0.67	32,079	January 25, 2021
January 9, 2013	5,400	2.34	5,400	January 9, 2023
February 13, 2013	10,000	2.34	10,000	February 13, 2023

	64,013		63,092

Schedule of Stock Option Valuation Assumptions - Non-Employees
	Year ended December 31,
	2012	2013	2014

Expected volatility	70%	65%	62%
Expected dividends	0%	0%	0%
Expected term (in years)	7-10	6-10	6.3-6.9
Risk free rate	1.8%-2.9%	0.86%-2.45%	1.8%-2.03%

Schedule of Restricted Stock Unit Activity
	Number of shares	Weighted average grant date fair value

Unvested as of December 31, 2013	122,668	$16.5

Vested	(6,815)	$16.5
Forfeited	(74,112)	$16.5

Unvested as of December 31, 2014	41,741	$16.5